Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended	60 Months Ended	83 Months Ended	88 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000250837
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TCW AAA CLO ETF (ACLO)
C000261351
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TCW Core Plus Bond ETF (FIXT)
C000255118
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TCW Corporate Bond ETF (IGCB)
C000250838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		TCW Flexible Income ETF (FLXR)
C000250839
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TCW High Yield Bond ETF (HYBX)
C000250841
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TCW Multisector Credit Income ETF (MUSE)
C000250842
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TCW Senior Loan ETF (SLNZ)
Without Sales Load [Member] | C000250837
Average Annual Return [Line Items]
Average Annual Return, Percent		5.34%
Without Sales Load [Member] | C000261351
Average Annual Return [Line Items]
Average Annual Return, Percent			7.40%	1.05%			2.25%
Without Sales Load [Member] | C000255118
Average Annual Return [Line Items]
Average Annual Return, Percent			7.07%	0.47%		3.83%
Without Sales Load [Member] | C000250838
Average Annual Return [Line Items]
Average Annual Return, Percent			8.18%	3.53%	6.64%
Without Sales Load [Member] | C000250839
Average Annual Return [Line Items]
Average Annual Return, Percent			6.74%	4.25%			5.16%
Without Sales Load [Member] | C000250841
Average Annual Return [Line Items]
Average Annual Return, Percent		7.87%
Without Sales Load [Member] | C000250842
Average Annual Return [Line Items]
Average Annual Return, Percent			5.96%	5.81%			4.63%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.64%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)			1.90%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)		2.06%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)	2.22%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			6.51%	0.28%			2.29%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		6.93%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			6.51%	0.28%			2.29%
TCW Index: JPMorgan CLOIE AAA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan CLOIE AAA Index
Average Annual Return, Percent		5.38%
TCW Index: Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent			6.15%	0.94%			2.15%
TCW Index: BBG U.S. Corporate Investment Grade Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BBG U.S. Corporate Investment Grade Index
Average Annual Return, Percent			6.62%	2.32%		3.17%
TCW Index: Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return, Percent			8.16%	5.47%			5.89%
TCW Index: FTSE U.S. High Yield Cash Pay Capped Custom Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE U.S. High Yield Cash Pay Capped Custom Index
Average Annual Return, Percent			8.15%	5.60%			5.68%
TCW Index: 33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name			33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan
Average Annual Return, Percent		7.82%
TCW Index: Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent			6.32%	6.97%			5.52%

[1]	For periods before June 24, 2024, reflects the performance of Class I shares of the predecessor mutual fund, the Metropolitan West Flexible Income Fund, which had substantially similar objectives, strategies and policies but was subject to different expenses, which would have produced different results.
[2]	Benchmark changed to the Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap Index effective 11/18/24. Prior to 11/18/24, the benchmark was the FTSE U.S. High Yield Cash Pay Capped Custom Index, also shown here.